STATEMENTS OF OPERATIONS - STATUTORY BASIS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PREMIUMS AND OTHER REVENUES:
Premiums and annuity considerations	$ 633.5	$ 591.4	$ 519.4
Net investment income	55.7	49.2	40.2
Commission and expense allowance on reinsurance ceded	18.9	25.1	27.4
Income from fees associated with Separate Accounts	48.9	49.1	49.5
Other income	3.2	1.9	2.5
Total premiums and other revenues	760.2	716.7	639.0
BENEFITS AND EXPENSES:
Policyholder benefits	192.2	127.8	88.8
Increase (decrease) in reserves	296.8	282.2	253.9
Separate Accounts’ modified coinsurance reinsurance	110.2	110.6	110.2
Commissions	119.5	118.0	109.9
Operating expenses	159.0	147.8	150.2
Transfer to or (from) Separate Accounts, net	(3.7)	12.5	(17.3)
Total benefits and expenses	874.0	798.9	695.7
Net gain (loss) from operations before federal income taxes (FIT)	(113.8)	(82.2)	(56.7)
FIT expense (benefit) incurred (excluding tax on capital gains)	(19.1)	7.6	(21.3)
Net gain (loss) from operations	(94.7)	(89.8)	(35.4)
Net realized capital gains (losses), net of tax	64.9	1.0	23.2
Net income (loss)	$ (29.8)	$ (88.8)	$ (12.2)